Significant accounting policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 28, 2013 2,770 Property Contribution [Member]	Dec. 31, 2011 2,770 Property Contribution [Member]	Dec. 31, 2012 2,770 Property Contribution [Member]	Dec. 31, 2012 Purchase Deposit [Member]	Feb. 28, 2013 Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Feb. 28, 2013 Subsequent Events [Member] Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Building and Building Improvements [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] In-Place Lease Values [Member]	Dec. 31, 2012 Maximum [Member] Building and Building Improvements [Member]
Property Subject to or Available for Operating Lease [Line Items]
Acquired leases term													6 months	6 months		2 years	2 years
Minority interest Ownership percentage by parent						99.90%
Total reduction to additional paid-in capital			$ 356,487,000			$ 365,447,000
Units issue to sponsor											31,085,974	31,085,974
Remaining amortization period						1 year												1 year
Estimated Useful Lives, property plant and equipment															5 years				30 years
Rescission receivables						1,612,000
Escrow deposits						10,968,000				2,162,000
Escrow deposits for purchase of single-family properties						8,806,000
Allocated general and administrative expenses	$ 811,000	$ 1,487,000	$ 2,436,000	$ 1,657,000	$ 47,000	$ 7,199,000	$ 7,989,000	$ 47,000	$ 6,949,000